Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Revenue [Abstract]
Schedule of Deferred Revenue	The Company recorded the following activity related to customer prepayments, which are recorded as deferred revenue within “Accounts payable and accrued liabilities” (note 12):
	As at September 30,
	2023 $	2022 $	2021 $
Balance, beginning of year	311,516	5,845	100,271
Additions to prepayments received in the year	2,862,150	2,178,427	2,046,289
Customer fulfillments from accrual	(2,069,437)	(1,872,756)	(2,140,715)
Balance, end of year	1,104,229	311,516	5,845